Schedule of investments
Delaware Ivy VIP Pathfinder Aggressive
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.85%<<
Fixed Income Funds — 14.50%
Delaware Ivy VIP Corporate Bond Class II	1,618,954	$ 7,560,515
Delaware Ivy VIP High Income Class I	44,599	134,689
Delaware Ivy VIP Limited-Term Bond Class II	28,063	133,298
		7,828,502
Global / International Equity Fund — 29.96%
Delaware Ivy VIP International Core Equity Class II	945,393	16,175,681
		16,175,681
US Equity Funds — 55.39%
Delaware Ivy VIP Core Equity Class II	534,362	7,694,809
Delaware Ivy VIP Growth Class II	688,888	7,495,099
Delaware Ivy VIP Mid Cap Growth Class I	298,515	3,253,809
Delaware Ivy VIP Small Cap Growth Class II	100,220	656,442
Delaware Ivy VIP Smid Cap Core Class II	246,152	3,032,594
Delaware Ivy VIP Value Class II	1,422,816	7,768,576
		29,901,329
Total Affiliated Mutual Funds (cost $59,453,734)		53,905,512

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	33,491	$ 33,491
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	33,490	33,490
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	33,491	33,491
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	33,490	33,490
Total Short-Term Investments (cost $133,962)		133,962

Total Value of Securities—100.10% (cost $59,587,696)		54,039,474
Liabilities Net of Receivables and Other Assets—(0.10%)		(53,293)
Net Assets Applicable to 13,548,949 Shares Outstanding—100.00%		$53,986,181
<<	Affiliated company.
NQ- VIP-PF [0324] 0524 (3566230)    1